Cover Page	Apr. 02, 2020
Entity Information [Line Items]
Entity Address, Address Line One	1626 East Jefferson Street,
Entity Address, City or Town	Rockville,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852-4041
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	MD
Document Type	8-K
Entity Central Index Key	0000034903
Amendment Flag	false
Document Period End Date	Apr. 02, 2020
Entity Registrant Name	Federal Realty Investment Trust
Entity File Number	1-07533
Entity Tax Identification Number	52-0782497
City Area Code	301
Local Phone Number	998-8100
Current Fiscal Year End Date	--12-31
Common Shares Of Beneficial Interest
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	FRT
Security Exchange Name	NYSE
Depository Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000 of a share
Trading Symbol	FRT-C
Security Exchange Name	NYSE